Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 24, 2007

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2006 (as revised January 1, 2007)

Effective August 31, 2007, the information contained in the table under “Management of the Fund – Portfolio Managers” on pages 14-15 of the Prospectus is hereby restated in its entirety as follows:

Portfolio Manager	Since	Recent Professional Experience
Nick Frelinghuysen	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 12 years of experience as a research analyst.

Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 13 years of experience as a research analyst and is a CFA charterholder.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 24, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Renaissance Fund

Effective August 31, 2007, the information relating to the OCC Renaissance Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” on page 52 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Renaissance	Nick Frelinghuysen	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 12 years of experience as a research analyst.

	Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 13 years of experience as a research analyst and is a CFA charterholder.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 24, 2007

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Renaissance Fund

Effective August 31, 2007, the information relating to the OCC Renaissance Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” on page 39 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Renaissance	Nick Frelinghuysen	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 12 years of experience as a research analyst.

	Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 13 years of experience as a research analyst and is a CFA charterholder.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 24, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Renaissance Fund

Effective August 31, 2007, the information relating to the OCC Renaissance Fund contained in the table under “Management of the Funds – Sub-Advisers – Oppenheimer Capital” on page 46 of the Prospectus is hereby restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience
OCC Renaissance	Nick Frelinghuysen	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Nick joined Oppenheimer Capital in 1999 and is a senior research analyst for the firm’s Small/Mid Cap team and also serves as a small/mid-cap specialist on the All Cap Equity portfolio management team. He has 12 years of experience as a research analyst.

	Brad Holmes	2006	Senior Vice President of Oppenheimer Capital and Co-Portfolio Manager of the Fund. Brad joined Oppenheimer Capital in 1993 and is a senior research analyst for the firm’s Small/Mid Cap team. He has 13 years of experience as a research analyst and is a CFA charterholder.

Disclosure Related to the CCM Emerging Companies Fund

The disclosure in the Fund’s Fund Summary and the Summary Information table on page 2 of the Prospectus is revised to reflect that the Fund’s “Approximate Number of Holdings” is between “75-120.”

The fourth paragraph under “Principal Investments and Strategies” in the Fund’s Fund Summary is replaced in its entirety with the following:

The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions. The Fund may utilize stock index futures contracts.

In addition, the portion of the Fund’s Fund Summary captioned “Principal Risks” is amended to include “Derivatives Risk” as a principal risk to which the Fund is subject. Information regarding the risks associated with the Fund’s investments in Derivatives is contained in the Prospectus under the caption “Summary of Principal Risks” and under “Characteristics and Risks of Securities and Investment Techniques – Derivatives.”